COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock Reserved For Issuance
The Company had reserved shares of common stock for issuance as follows:

December 31, 2021
Shares reserved for warrants	23,673
Options issued and outstanding	8,766,466
Shares available for future issuance under equity incentive plan	20,844,788
Conversion of 2028 Convertible Notes	20,842,773

Total	50,477,700